Basis of Presentation Basis of Presentation (Details) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 29, 2015	Jun. 07, 2013	Dec. 28, 2014
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Common stock, shares, outstanding	1,000
Preferred stock, value, outstanding		$ 7,633
3G Capital
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Common stock, shares, outstanding	425,000,000
Berkshire Hathaway
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Common stock, shares, outstanding	425,000,000
Preferred stock, value, outstanding	8,000
Dividends payable, annual, percent	9.00%
Goodwill, Deferred Tax Asset and Translation Adjustment Revision [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Goodwill, opening balance adjustment			40
Goodwill, related deferred tax asset, opening balance adjustment	11
Decrease, comprehensive income/(loss), translation adjustment revision			51
North America | Goodwill, Deferred Tax Asset and Translation Adjustment Revision [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Goodwill, opening balance adjustment			10
Asia/Pacific | Goodwill, Deferred Tax Asset and Translation Adjustment Revision [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Goodwill, opening balance adjustment			18
Latin America | Goodwill, Deferred Tax Asset and Translation Adjustment Revision [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Goodwill, opening balance adjustment			6
RIMEA | Goodwill, Deferred Tax Asset and Translation Adjustment Revision [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Goodwill, opening balance adjustment			10
Europe | Goodwill, Deferred Tax Asset and Translation Adjustment Revision [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Goodwill, opening balance adjustment			$ 4